NOTES PAYABLE (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended
	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Aspire Biopharma Inc [Member]
Debt interest rate			20.00%	20.00%	20.00%	20.00%
Principal amount			$ 279,878	$ 40,625	$ 62,500	$ 1,066,391
Gross proceeds			$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Debt interest stated percentage			5.00%	5.00%	5.00%	5.00%
Debt unamortized discount			$ 46,646	$ 8,125	$ 12,500	$ 213,278
Parent Company [Member]
Debt interest rate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Principal amount	$ 31,250	$ 31,250	$ 279,878	$ 40,625	$ 62,500	$ 1,066,391
Gross proceeds	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000			$ 257,645
Debt interest stated percentage	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Debt unamortized discount	$ 6,250	$ 6,250	$ 46,646	$ 8,125	$ 12,500	$ 213,278
Parent Company [Member] | September Twenty Seven Two Thousand Twenty Four [Member]
Amortized debt discount							$ 68,733	139,052
Parent Company [Member] | October Two Two Thousand Twenty Four [Member]
Amortized debt discount							4,121	8,379
Parent Company [Member] | December Thirty Two Thousand Twenty Four [Member]
Amortized debt discount							2,709	5,388
Parent Company [Member] | December Thirty First Two Thousand Twenty Four [Member]
Amortized debt discount							15,550	27,170
Parent Company [Member] | January Twenty Two Two Thousand Twenty Five [Member]
Amortized debt discount							2,084	3,641
Parent Company [Member] | February Thirteen Two Thousand Twenty Five [Member]
Amortized debt discount							$ 2,084	$ 3,137